Note 11 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 24, 2025	Mar. 27, 2025	Dec. 31, 2024
Subsequent Event [Member] | March 24, 2025 Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	2,085,115
Subsequent Event [Member] | March 24, 2025 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	3,435,115
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.31
At-the-Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)			2,012,167
Proceeds from Issuance of Common Stock			$ 4.9
At-the-Market Program [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,952,603
Proceeds from Issuance of Common Stock		$ 3.8
March 2025 Offering [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,350,000
Proceeds from Issuance or Sale of Equity	$ 4.1